Assets pledged and collateral (Details) - CHF (SFr) SFr in Millions	3 Months Ended	6 Months Ended
	Dec. 31, 2018	Jun. 30, 2019	Dec. 31, 2018
Assets pledged and collateral
Total assets pledged or assigned as collateral	SFr 117,895	SFr 121,960	SFr 117,895
of which encumbered	58,672	66,361	58,672
Fair value of collateral received with the right to sell or repledge	406,389	440,627	406,389
of which sold or repledged	193,267	196,524
Bank
Assets pledged and collateral
Total assets pledged or assigned as collateral	117,895	121,960	117,895
of which encumbered	58,672	66,361	58,672
Fair value of collateral received with the right to sell or repledge	SFr 406,389	440,627	406,389
of which sold or repledged		SFr 196,524	SFr 193,267